INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Components of loss before income taxes from continuing operations
	For the years ended December 31,
	2014	2015	2016

PRC, excluding Hong Kong	$(14,706)	$(14,101)	$(6,805)
Cayman Islands	(2,550)	(702)	(1,241)
BVI	(4)	(2)	(6)
Hong Kong	(211)	(329)	(90)

Total loss before income taxes	$(17,471)	$(15,134)	$(8,142)

Principal Components of Deferred Income Tax Assets (Liabilities)
	As of December 31,
	2015	2016

Deferred income tax assets
Write-down of inventory value	$60	$72
Allowance for doubtful accounts	5	22
Accrued expenses	228	150
Accrued bonus	166	90
Deferred revenue	121	124
Government subsidies	133	66
Depreciation and amortization	(76)	-
Tax loss carry-forward deferred tax assets	8,860	8,716
Valuation allowance	(9,376)	(9,124)

Total deferred income tax assets, net	121	116

Deferred income tax liabilities
Acquired intangible assets	(87)	(64)

Total deferred income tax liabilities	(87)	(64)

Net deferred income tax assets	121	52

Net deferred income tax liabilities	$(87)	$-

Movement of valuation allowance
	For the years ended December 31,
	2014	2015	2016

Balance at beginning of the year	$5,454	$6,719	$9,376
Additions	2,655	3,173	939
Acquisition of subsidiaries	614	-	-
Expired tax losses	(1,057)	(141)	(547)
Change of income tax rate	(805)	-	-
Exchange rate difference	(142)	(375)	(644)

Balance at end of the year	$6,719	$9,376	$9,124

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes
	For the years ended December 31,
	2014	2015	2016

Loss before provision for income taxes	$(17,471)	$(15,134)	$(8,142)
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	(4,368)	(3,784)	(2,036)
Expenses not deductible for tax purposes	848	60	317
Research and development expenses bonus deduction	-	(165)	(726)
Other permanent differences	122	119	365
Effect of preferential income tax rate	1,034	346	450
Effect of income tax rate difference in other jurisdictions	595	543	805
Change in valuation allowance	1,850	3,173	939

Income tax expenses	$81	$292	$114